Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income and expenses on investment property [Abstract]
Rental income	₩ 9,782	₩ 9,494
Operating and maintenance expenses related to rental income	(1,257)	(923)
Operating and maintenance expenses not related to rental income	(3,812)	0
Rental income from investment property, net of direct operating expense	₩ 4,713	₩ 8,571